LEASES - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
2021	¥ 463
2022	347
2023	197
2024	58
2025	17
Thereafter	38
Total operating lease payments	1,120
Less: imputed interest	(93)
Total	¥ 1,027	¥ 1,187